Summary Of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Series A common stock reflected in the consolidated balance sheet
As of June 30, 2024 and December 31, 2023, the Series A common stock reflected in the unaudited condensed consolidated balance sheet are reconciled in the following table:

Gross proceeds	$300,000,000
Less:
Proceeds allocated to Public Warrants	(8,100,000)
Series A common stock issuance costs	(16,699,058)
Plus:
Remeasurement of carrying value to redemption value	33,896,988

Series A common stock subject to possible redemption, December 31, 2022	$309,097,930
Less:
Redemption	(276,471,460)
Redemptions (redeemed in December 2023, paid in January 2024)	(29,728,990)
Plus:
Remeasurement of carrying value to redemption value	4,395,161

Series A common stock subject to possible redemption, December 31, 2023	$7,292,641
Plus:
Remeasurement of carrying value to redemption value	121,197

Series A common stock subject to possible redemption, March 31, 2024	$7,413,838
Plus:
Remeasurement of carrying value to redemption value	73,483

Series A common stock subject to possible redemption, June 30, 2024	$7,487,321

As of December 31, 2023 and 2022, the Series A common stock reflected in the consolidated
balance sheet are reconciled in the following table:

Gross proceeds	$300,000,000
Less:
Proceeds allocated to Public Warrants	(8,100,000)
Series A common stock issuance costs	(16,699,058)
Plus:
Remeasurement of carrying value to redemption value	33,896,988

Series A common stock subject to possible redemption, December 31, 2022	$309,097,930
Less:
Redemption	(276,471,460)
Redemptions (redeemed in December 2023, paid in January 2024)	(29,728,990)
Plus:
Remeasurement of carrying value to redemption value	4,395,161

Series A common stock subject to possible redemption, December 31, 2023	$7,292,641

Schedule of the calculation of basic and diluted net income per common stock
The following table reflects the calculation of basic and diluted net (loss) income per common stock (in dollars, except per share amounts):

	For the Three Months Ended June 30,
	2024		2023
	Redeemable Series A	Non redeemable Series A and Series B	Redeemable Series A	Non redeemable Series A and Series B
Basic and diluted net (loss) income per common stock

Numerator:
Allocation of net (loss) income, as adjusted	$(27,689)	$(311,162)	$729,242	$73,561
Denominator:
Basic and diluted weighted average shares outstanding	667,391	7,500,000	14,706,653	1,483,517

Basic and diluted net (loss) income per common stock	$(0.04)	$(0.04)	$0.05	$0.05

	For the Three Months Ended June 30,
	2024		2023
	Redeemable Series A	Non redeemable Series A and Series B	Redeemable Series A	Non redeemable Series A and Series B
Basic and diluted net (loss) income per common stock
Numerator:

Allocation of net (loss) income, as adjusted	$(113,384)	$(1,274,191)	$2,393,287	$480,044
Denominator:
Basic and diluted weighted average shares outstanding	667,391	7,500,000	22,311,080	4,475,139

Basic and diluted net (loss) income per common stoc k	$(0.17)	$(0.17)	$0.11	$0.11

	For the Year Ended December 31,
	2023		2022
	Redeemable	Nonredeemable Series A and Series B	Series A	Series B
Basic and diluted net income per common stock
Numerator:
Allocation of net income, as adjusted	$1,693,350	$1,128,109	$701,826	$185,092
Denominator:
Basic and diluted weighted average shares outstanding	11,257,894	7,500,000	28,438,356	7,500,000
Basic and diluted net income per common stock	$0.15	$0.15	$0.02	0.02